LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Labor Costs [Abstract]
Wages, salaries and social security costs	$ 677,541	$ 759,678	$ 884,536
Termination benefits	25,265	28,269	26,601
Post-employment benefits (Note 20 (i))	36,093	39,086	29,862
Labor costs	$ 738,899	$ 827,033	$ 940,999
Number of employees | employee	20,173	19,863	20,660